Equity	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Equity

Note 18. Equity

Share Capital and Treasury Shares

In May 2021 and May 2026, the shareholders resolved to issue 69,496,515 and 74,364,960 warrants, respectively, to secure the future delivery of ordinary shares under the 2021 Plan. During May and June 2026, the Company exercised 13,757,320 warrants (May 2025: 8,452,360 warrants, May 2024: 3,667,255 warrants, May 2023: 2,882,164 warrants, and May 2022: 650,000 warrants). As of June 30, 2026 and December 31, 2025, there were 114,452,376 and 53,844,736 warrants outstanding, respectively.

Upon exercise of the warrants in May and June 2026, 13,757,320 ordinary shares were allotted and issued. During the six months ended June 30, 2026, the equivalent of 13,745,160 ordinary shares have been delivered to participants under the 2021 Incentive Award Plan in the form of ADSs. The remaining balance is held as treasury shares to enable the Company’s timely delivery of ordinary shares upon the exercise of outstanding stock options and to meet future vesting of the RSUs.

As of June 30, 2026 and December 31, 2025, 638,245,161 and 624,500,001 ordinary shares, respectively were outstanding, and the par value per share was $0.00018 (SEK 0.0015). The Company had 903,619 and 891,459 treasury shares as of June 30, 2026 and December 31, 2025, respectively.

Other Contributed Capital

As of June 30, 2026 and December 31, 2025 other contributed capital of $1,641.6 million, respectively, consists of share premium, shareholders contribution and proceeds from warrant issues and exercise of stock options.

Other Reserves

As of June 30, 2026 other reserves of $(231.5) million consists of fair value reserve of $(80.0) million related to fair value gains and losses on the Convertible Notes attributable to changes in the Group’s credit risk, and foreign currency translation reserve of $(151.5) million primarily related to the exchange differences occurring from the translation of foreign operations in another currency than the reporting currency of the Group (USD).

As of December 31, 2025 other reserves of $(225.4) million consists of fair value reserve of $(80.0) million related to fair value gains and losses on the Convertible Notes attributable to changes in the Group’s credit risk, and foreign currency translation reserve of $(145.4) million primarily related to the exchange differences occurring from the translation of foreign operations in another currency than the reporting currency of the Group (USD).

Accumulated Deficit

As of June 30, 2026 and December 31, 2025, accumulated deficit of $(1,434.7) million and $(1,397.8) million, respectively, consists of accumulated losses and share-based compensation.

Non-controlling Interest

On July 27, 2023, one of the Group’s subsidiaries in China carried out a share issue. Prior to the share issue the Group owned 100 percent of the share capital in the subsidiary. Xiangpiaopiao Food Co., Ltd. subscribed for a part of the new issued shares and owns 40 percent of the share capital after the transaction, whereas the Group recognized a non-controlling interest. As of June 30, 2026 and December 31, 2025, non-controlling interests amounted to $1.0 million and $1.1 million, respectively.